Merger - Additional Information (Detail) $ / shares in Units, $ in Thousands				6 Months Ended
	Mar. 31, 2024	Mar. 28, 2024 USD ($) shares	Feb. 09, 2024 USD ($)	Jun. 30, 2024 USD ($) Directors $ / shares shares
Merger [Line Items]
Stock issued during the period shares restructuring		17,696,425
Class of warrant or right, Number of securities called by warrants or rights				3,016,409
Stockholders equity stock split ratio	0.9141
Percentage of aggregate shares held by the existing shareholders				63.00%
Number of directors | Directors				7
Number of independent directors | Directors				1
Payments for merger related costs | $		$ 7,058	$ 150
Related Party [Member]
Merger [Line Items]
Debt conversion, converted instrument, shares issued		856,202
Senior Notes [Member]
Merger [Line Items]
Debt conversion, converted instrument, shares issued		3,257,876
Debt instrument, convertible, conversion price | $ / shares				$ 4.5
Secured debt | $				$ 2,081
Legacy Zapata [Member]
Merger [Line Items]
Number of directors | Directors				6
Andretti Acquisition Corp [Member]
Merger [Line Items]
Number of directors | Directors				1
Reverse Recapitalization [Member]
Merger [Line Items]
Stock issued during the period shares new issues				7,596,206